ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 9:-	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2011	2012

Employees and payroll accruals	$5,543	$6,854
Phantom share-based payment award	3,684	-
Accrued expenses	4,643	4,655
Advances from customers	384	492
Taxes payable	4,250	2,053
Warranty provision	539	624
Derivatives	3,163	-
Consideration payable for U.S. Quartz acquisition	6,242	-
Other	585	636

	$29,033	$15,314